Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	$ 330,715		$ 338,203
Do not accrue interest	3,334		3,085
Finance lease obligations	256		264
Borrowings	334,305	[1]	341,552	[1]	$ 213,214
Less than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	52,972		46,835
Do not accrue interest	3,029		2,865
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	44,921		42,518
Do not accrue interest	39		106
Between 2 And 3 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	33,946		36,469
Do not accrue interest	38		51
Between 3 And 4 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	76,914		29,848
Do not accrue interest	178		12
Between 4 And 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	29,029		79,516
Do not accrue interest	19
More Than 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Principal	92,933		103,017
Do not accrue interest	$ 31		$ 51

[1]	Includes Ps. 275,422 and Ps. 281,298 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.